Intangible assets	3 Months Ended
Mar. 31, 2019
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Intangible assets

5. Intangible assets

Intangible assets comprise patents with a carrying value of £3.2 million as of March 31, 2019 (as of December 31, 2018: £3.0 million) and computer software with a carrying value of £0.1 million as of March 31, 2019 (as of December 31, 2018: £0.1 million).

During the three months ended March 31, 2019, the Company acquired intangible assets with a cost of £0.3 million in relation to patents. There were no disposals of intangible assets in the three months ended March 31, 2019.